Investment in Associate	6 Months Ended
Jun. 30, 2019
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Investment in Associate
14.	Investment in Associate

Kutcho

On June 6, 2019, the Company acquired 1 million common shares and warrants to acquire an additional 1 million common shares of Kutcho Copper Corp. (“Kutcho”) for Cdn$0.2 million, resulting in the Company owning 7,153,846 common shares and warrants to acquire an additional 4,076,923 common shares of Kutcho. Additionally, the Company holds a Cdn$20 million subordinated secured convertible term debt loan agreement bearing interest at 10% per annum with Kutcho (the “Kutcho Convertible Note” – see Note 15).

As at June 30, 2019, Kutcho had 68,247,628 shares issued and outstanding, resulting in Wheaton owning approximately 10% of Kutcho on a non-diluted basis. However, as the convertible instruments described above are currently exercisable, on a fully diluted basis, Wheaton has the potential to own approximately 29% of Kutcho (37% on a non-fully diluted basis). As a result of the potential ownership position, the Company has concluded that it has significant influence over Kutcho and as such the investment in Kutcho is considered an Investment in Associate which is accounted for using the equity method. The Company records its share of Kutcho’s profit or loss based on Wheaton’s ownership interest in Kutcho on a non-diluted basis. As Kutcho’s fiscal year end is April 30, Wheaton has reported its share of Kutcho’s loss relative to Kutcho’s third quarter ended January 31, 2019, which represents the last period publicly reported by Kutcho as at the date these financial statements were approved for issue.

Kutcho’s principal address is 1030 West Georgia Street, Suite 717, Vancouver, British Columbia, Canada, V6E 2Y3.

Indicator of Impairment at June 30, 2019

Since the original investment in Kutcho on December 14, 2017, the value of Kutcho’s shares have had a significant decline in value. This decline in value was determined to be an indicator of impairment relative to the Company’s investment in Kutcho.

The recoverable amount of the investment in Kutcho was calculated to be $1 million, which resulted in an impairment charge of $1.6 million. The recoverable amount, which represents Kutcho’s FVLCD, was calculated as the quoted market price of the common share multiplied by the quantity of shares held by the Company, and as such is classified within Level 1 of the fair value hierarchy.

A continuity schedule of the Kutcho Investment in Associate from January 1, 2018 to June 30, 2019 is presented below:

(in thousands)	Investment in Associate

At January 1, 2018	$2,995
Share of losses	(201)
At June 30, 2018	$2,794
Share of losses	(231)
At December 31, 2018	$2,563
Share of losses	(62)
At March 31, 2019	$2,501
Amount invested	132
Impairment	(1,649)

At June 30, 2019	$984